Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Prepayments and other current assets

3. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Input value added tax ("VAT")	1,386,004	1,698,506
Prepaid expenses	80,388	111,420
Accrued interest income	150,157	71,855
Deposits	55,277	76,665
Others	292,680	376,242
Total	1,964,506	2,334,688